General information, details 2 (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Major Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	26.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	32.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	19.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	15.00%